Stockholders' Equity - Additional Information 1 (Detail) (Stock Appreciation Rights Expense [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average remaining vesting life	1 year
Other Current Liabilities [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liability for SARs	$ 21
Other Non-current Liabilities [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liability for SARs	13
General and Administrative Expense [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	38	18
Payment due to exercise SARs	46	24
Liability for SARs	34
Restructuring Charges [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation expense	1	9
Payment due to exercise SARs	2	19
Liability for SARs	$ 1